Consolidated Statement of Changes In Stockholders' Equity (Unaudited) (Parenthetical) - $ / shares	1 Months Ended	7 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Issuance of common stock to initial shareholder per share	$ 0.003	$ 0.0001
Over-Allotment Option [Member] | Common Class B [Member]
Common Stock, Shares, Subject to Forfeiture			1,125,000